Equity - Schedule of Reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Investment-related donations and subsidies			R$ 1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
Capital reserves	R$ 393	R$ 393	R$ 2,250